Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000006689 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000006689 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000006689 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006689 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006689 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000006689 | State Street SPDR Bloomberg Emerging Markets Local Bond ETFFR_78464A391
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000006689 | iShares MSCI Global Gold Miners ETFFR_46434G855
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006689 | iShares TIPS Bond ETFFR_464287176
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000006689 | Uniform Mortgage-Backed Security, TBAFR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006689 | U.S. Treasury BillsFR_912797VT1_0.010000_2027-01-14
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006689 | AssetShort-term investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000006689 | AssetExchange traded funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000006689 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000006689 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000006689 | AssetCommon stocks
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000006692 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000006692 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000006692 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006692 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006692 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000006692 | State Street SPDR Bloomberg Emerging Markets Local Bond ETFFR_78464A391
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000006692 | iShares MSCI Global Gold Miners ETFFR_46434G855
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006692 | iShares TIPS Bond ETFFR_464287176
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000006692 | Uniform Mortgage-Backed Security, TBAFR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006692 | U.S. Treasury BillsFR_912797VT1_0.010000_2027-01-14
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006692 | AssetShort-term investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000006692 | AssetExchange traded funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000006692 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000006692 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000006692 | AssetCommon stocks
Holdings [Line Items]
Percent of Net Asset Value	55.90%